VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.8%
Communication Services—1.3%
Cargurus, Inc. Class A(1)	63,907	$2,379
Iridium Communications, Inc.	55,169	963
		3,342

Consumer Discretionary—11.6%
Asbury Automotive Group, Inc.(1)	10,168	2,485
Camping World Holdings, Inc. Class A	80,406	1,269
Carriage Services, Inc. Class A	29,269	1,304
Dana, Inc.	126,643	2,538
KB Home	19,416	1,236
LGI Homes, Inc.(1)	42,906	2,219
Malibu Boats, Inc. Class A(1)	55,852	1,812
Papa John’s International, Inc.	53,655	2,583
Penn Entertainment, Inc.(1)	133,888	2,579
Taylor Morrison Home Corp. Class A(1)	19,826	1,309
Udemy, Inc.(1)	185,061	1,297
Victoria’s Secret & Co.(1)	66,989	1,818
Winnebago Industries, Inc.	71,623	2,395
Wolverine World Wide, Inc.	92,152	2,529
YETI Holdings, Inc.(1)	74,440	2,470
		29,843

Consumer Staples—0.5%
PriceSmart, Inc.	10,526	1,276
Energy—5.7%
Helmerich & Payne, Inc.	210,201	4,643
Matador Resources Co.	78,572	3,530
Ovintiv, Inc.	76,413	3,086
SM Energy Co.	93,613	2,337
Vital Energy, Inc.(1)	70,970	1,199
		14,795

Financials—30.5%
Associated Banc-Corp.	102,916	2,646
Atlantic Union Bankshares Corp.	77,248	2,726
Axos Financial, Inc.(1)	14,879	1,260
Bancorp, Inc. (The)(1)	38,004	2,846
Cadence Bank	72,950	2,739
Commerce Bancshares, Inc.	79,742	4,765
Community Financial System, Inc.	90,455	5,304
Enterprise Financial Services Corp.	90,582	5,252
Finance Of America Cos., Inc. Class A(1)	50,768	1,139
First Financial Bankshares, Inc.	144,748	4,871
First Interstate BancSystem, Inc. Class A	85,982	2,740
Glacier Bancorp, Inc.	115,624	5,627
	Shares	Value

Financials—continued
HA Sustainable Infrastructure Capital, Inc.	86,917	$2,668
Home BancShares, Inc.	90,367	2,557
Independent Bank Corp.	77,781	5,380
Lakeland Financial Corp.	80,274	5,154
NerdWallet, Inc. Class A(1)	246,699	2,655
Old National Bancorp	120,522	2,645
Pathward Financial, Inc.	17,237	1,276
Pinnacle Financial Partners, Inc.	27,820	2,609
Stock Yards Bancorp, Inc.	33,563	2,349
UMB Financial Corp.	22,837	2,703
Velocity Financial, Inc.(1)	70,705	1,283
Walker & Dunlop, Inc.	63,240	5,288
		78,482

Health Care—8.4%
Addus HomeCare Corp.(1)	33,321	3,932
Amicus Therapeutics, Inc.(1)	313,243	2,468
Exelixis, Inc.(1)	131,711	5,440
Krystal Biotech, Inc.(1)	8,011	1,414
Ligand Pharmaceuticals, Inc.(1)	12,047	2,134
LivaNova plc(1)	47,886	2,508
Omnicell, Inc.(1)	78,841	2,401
Veracyte, Inc.(1)	38,417	1,319
		21,616

Industrials—12.7%
Alaska Air Group, Inc.(1)	50,083	2,493
Armstrong World Industries, Inc.	13,413	2,629
Dycom Industries, Inc.(1)	9,283	2,708
GATX Corp.	14,825	2,591
Genpact Ltd.	30,804	1,290
Insteel Industries, Inc.	51,521	1,975
JBT Marel Corp.	32,950	4,628
Lindsay Corp.	9,304	1,308
MonotaRO Co., Ltd. Unsponsored ADR	58,909	854
NEXTracker, Inc. Class A(1)	41,977	3,106
Oshkosh Corp.	19,898	2,581
Watts Water Technologies, Inc. Class A	9,348	2,611
Werner Enterprises, Inc.	92,163	2,426
Worthington Enterprises, Inc.	24,464	1,358
		32,558

Information Technology—6.3%
Cirrus Logic, Inc.(1)	20,456	2,563
Corsair Gaming, Inc.(1)	152,062	1,356
Diodes, Inc.(1)	36,151	1,924
Littelfuse, Inc.	5,639	1,460
MKS, Inc.	30,675	3,797
RingCentral, Inc. Class A(1)	82,243	2,331
	Shares	Value

Information Technology—continued
Viavi Solutions, Inc.(1)	210,276	$2,668
		16,099

Materials—6.1%
Ashland, Inc.	46,750	2,240
Coeur Mining, Inc.(1)	138,471	2,598
FMC Corp.	61,682	2,074
Kaiser Aluminum Corp.	50,866	3,925
Quaker Chemical Corp.	19,453	2,563
Stepan Co.	48,287	2,303
		15,703

Real Estate—10.3%
Alexandria Real Estate Equities, Inc.	30,740	2,562
Cousins Properties, Inc.	88,637	2,565
Essential Properties Realty Trust, Inc.	51,520	1,533
Getty Realty Corp.	84,385	2,264
Healthpeak Properties, Inc.	136,296	2,610
Jones Lang LaSalle, Inc.(1)	8,359	2,493
PotlatchDeltic Corp.	63,901	2,604
Rexford Industrial Realty, Inc.	123,127	5,062
Terreno Realty Corp.	86,883	4,931
		26,624

Utilities—6.4%
AES Corp. (The)	240,490	3,165
American States Water Co.	54,292	3,981
Avista Corp.	66,187	2,503
Chesapeake Utilities Corp.	17,640	2,376
Middlesex Water Co.	36,446	1,972
Portland General Electric Co.	54,753	2,409
		16,406

Total Common Stocks (Identified Cost $228,904)		256,744

Total Long-Term Investments—99.8% (Identified Cost $228,904)		256,744

TOTAL INVESTMENTS—99.8% (Identified Cost $228,904)		$256,744
Other assets and liabilities, net—0.2%		522
NET ASSETS—100.0%		$257,266

Abbreviations:
ADR	American Depositary Receipt
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$256,744	$256,744
Total Investments	$256,744	$256,744
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Small-Cap Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.